Provisions	12 Months Ended
Dec. 31, 2017
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Provisions
Provisions
Provisions are made and recorded as reductions to revenue in order to estimate the liabilities arising from chargebacks, rebates, returns and other price adjustments, as explained in Note 4.

The following table describes movements in the Company’s provisions balance by nature of provision:

	Chargebacks/Rebates/Co-pay	Returns	Inventory management	Prompt pay	Total
Balance, January 1, 2016	20,880	7,538	3,495	816	32,729
Additions	106,331	30,081	22,395	6,961	165,768
Utilization	(112,495)	(29,293)	(22,498)	(6,977)	(171,263)
Balance, December 31, 2016	14,716	8,326	3,392	800	27,234

Additions	100,450	32,440	22,015	5,347	160,252
Utilization	(98,571)	(29,700)	(19,524)	(5,595)	(153,390)
Balance, December 31, 2017	16,595	11,066	5,883	552	34,096

Invoices received for such charges and estimates are shown in the accounts payable when received. The provision is for the uninvoiced portion of the charges and estimates. Payments are expected within 12 months from the balance sheet date.